Retirement Plans (Schedule of Estimated Benefit Payments) (detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2014	$ 5,406
2015	5,886
2016	6,170
2017	6,746
2018	7,343
2019-2021	$ 46,842